Condensed Consolidated Interim Statements of Changes in Shareholders' Equity - USD ($)		Common Shares [Member]		Series A Preferred Shares [Member]		Additional Paid-in Capital [Member]	Subscriptions Receivable [Member]	Obligation to Issue Shares [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2017			[1]		[1]
Balance, shares at Dec. 31, 2017	[1]	1
Shares issued for cash		$ 1,688,225	[1]		[1]		(14,743)				1,673,482
Shares issued for cash, shares	[1]	5,960,314
Shares issued for IP technology		$ 479,884	[1]		[1]						479,884
Shares issued for IP technology, shares	[1]	5,368,421
Shares Issued for Conversion of Convertible Debenture
Shares issued for consulting services		$ 205,515	[1]		[1]			126,606			332,121
Shares issued for consulting services, shares	[1]	1,010,526
Share based compensation			[1]		[1]	208,321					208,321
Net loss			[1]		[1]				(2,744,792)		(2,744,792)
Foreign currency translation			[1]		[1]					10,900	10,900
Balance at Dec. 31, 2018		$ 2,373,624	[1]		[1]	208,321	(14,743)	126,606	(2,744,792)	10,900	(40,084)
Balance, shares at Dec. 31, 2018	[1]	12,339,262
Shares issued for cash		$ 325,689	[1]	$ 7,493,249	[1]	106,395	14,743				7,940,076
Shares issued for cash, shares	[1]	247,368		2,151,263
Shares cancelled for IP technology			[1]
Shares cancelled for IP technology, shares		(5,368,421)	[1]		[1]
Shares Issued for Conversion of Convertible Debenture		$ 377,921	[1]		[1]						$ 377,921
Shares Issued for Conversion of Convertible Debenture, shares	[1]	106,717
Shares issued for consulting services		$ 164,929	[1]		[1]			(114,734)			50,195
Shares issued for consulting services, shares	[1]	236,051
Share issue costs		$ (15,161)	[1]	$ (756,232)	[1]	(10,738)					(782,131)
Share issue costs, shares	[1]			112,826
Fair Value of Warrants		$ (21,057)	[1]		[1]	21,057
Fair Value of Warrants, shares	[1]
Share based compensation			[1]		[1]	337,267					337,267
Net loss			[1]		[1]				(3,842,384)		(3,842,384)
Foreign currency translation			[1]		[1]					76,222	76,222
Balance at Sep. 30, 2019		$ 3,205,945	[1]	$ 6,737,017	[1]	662,302		11,872	(6,587,176)	87,122	4,117,082
Balance, shares at Sep. 30, 2019	[1]	7,560,977		2,264,089
Balance at Dec. 31, 2018		$ 2,373,624	[1]		[1]	208,321	(14,743)	126,606	(2,744,792)	10,900	(40,084)
Balance, shares at Dec. 31, 2018	[1]	12,339,262
Shares issued for cash		$ 325,689	[1]	$ 7,493,249	[1]	105,847	14,743				7,939,528
Shares issued for cash, shares	[1]	247,368		2,151,263
Shares cancelled for IP technology			[1]		[1]
Shares cancelled for IP technology, shares	[1]	(5,368,421)
Shares Issued for Conversion of Convertible Debenture		$ 377,921	[1]		[1]						377,921
Shares Issued for Conversion of Convertible Debenture, shares	[1]	106,717
Shares issued for consulting services		$ 196,022	[1]		[1]			(114,143)			81,879
Shares issued for consulting services, shares	[1]	244,753
Share issue costs		$ (15,161)	[1]	$ (756,232)	[1]	(10,738)					(782,131)
Share issue costs, shares	[1]			112,826
Fair Value of Warrants		$ (21,057)	[1]		[1]	21,057
Fair Value of Warrants, shares	[1]
Share based compensation			[1]		[1]	401,869					401,869
Shares repurchased and cancelled			[1]	$ (19,144)	[1]						(19,144)
Shares repurchased and cancelled, shares	[1]			(5,263)
Shares issued for dividend on Preferred Shares		$ 488,416	[1]		[1]				(488,416)
Shares issued for dividend on Preferred Shares, shares	[1]	135,530
Net loss			[1]		[1]				(5,119,146)		(5,119,146)
Foreign currency translation			[1]		[1]					154,010	154,010
Balance at Dec. 31, 2019		$ 3,725,454	[1]	$ 6,717,873	[1]	726,356		12,463	(8,352,354)	164,910	2,994,702
Balance, shares at Dec. 31, 2019	[1]	7,705,208		2,258,826
Shares issued for consulting services		$ 324,868	[1]		[1]			94,058			418,926
Shares issued for consulting services, shares	[1]	96,029
Share based compensation			[1]		[1]	463,882					463,882
Shares issued for dividend on Preferred Shares		$ 459,236	[1]		[1]				(459,236)
Shares issued for dividend on Preferred Shares, shares	[1]	135,530
Net loss			[1]		[1]				(2,587,062)		(2,587,062)
Foreign currency translation			[1]		[1]					(113,982)	(113,982)
Balance at Sep. 30, 2020		$ 4,509,558	[1]	$ 6,717,873	[1]	$ 1,190,238		$ 106,521	$ (11,398,652)	$ 50,928	$ 1,176,466
Balance, shares at Sep. 30, 2020	[1]	7,936,767		2,258,826

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.